FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - CARRYING VALUES AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	$ 2,278.5	$ 1,864.4
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2,248.9	1,835.6
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	29.4	26.8
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.2	2.0
Total Liabilities at Fair Value	0.0	0.0
Estimate of Fair Value Measurement | Net Asset Value (NAV)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Bonds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Bonds | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,423.5	1,002.6
Bonds | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	9.6	11.0
Bonds | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,433.1	1,013.6
Bonds | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	1,350.9	1,065.5
Preferred Stock | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2.3	3.8
Preferred Stock | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Preferred Stock | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Preferred Stock | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2.3	3.8
Preferred Stock | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2.3	4.2
Common Stock | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Common Stock | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Common Stock | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	78.5	72.7
Common Stock | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	78.5	72.7
Common Stock | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	58.9	55.0
Mortgage Loans on Real Estate | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Mortgage Loans on Real Estate | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Mortgage Loans on Real Estate | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	17.6	16.2
Mortgage Loans on Real Estate | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	17.6	16.2
Mortgage Loans on Real Estate | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	17.0	17.0
Policy loans | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Policy loans | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Policy loans | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	89.1	121.9
Policy loans | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	89.1	121.9
Policy loans | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	88.5	109.9
Derivatives | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	13.1	0.0
Derivatives | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	15.1	12.4
Derivatives | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Derivatives | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	28.2	12.4
Derivatives | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	28.2	18.7
Separate Account- Guaranteed and Nonguaranteed | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2,276.5	1,840.5
Separate Account- Guaranteed and Nonguaranteed | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	441.9	430.8
Separate Account- Guaranteed and Nonguaranteed | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Separate Account- Guaranteed and Nonguaranteed | Net Asset Value (NAV)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	0.0	0.0
Separate Account- Guaranteed and Nonguaranteed | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2,718.4	2,271.3
Separate Account- Guaranteed and Nonguaranteed | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	2,699.3	2,276.6
Policyholders liabilities: Investment contracts | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	0.0	0.0
Policyholders liabilities: Investment contracts | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	0.0	0.0
Policyholders liabilities: Investment contracts | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	3.7	4.9
Policyholders liabilities: Investment contracts | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	3.7	4.9
Policyholders liabilities: Investment contracts | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Liabilities at Fair Value	$ 3.7	$ 4.9